Expense Example {- Fidelity® MSCI Industrials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Industrials Index ETF - Fidelity MSCI Industrials Index ETF-Default	Dec. 01, 2020 USD ($)
Expense Example:
1 year	$ 9
3 years	27
5 years	47
10 years	$ 108